UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Net Cash Provided by (Used in) Operating Activities
NET LOSS	$ (2,218,978)	$ (2,542,978)	$ (9,105,729)	$ (11,510,166)
Adjustments to reconcile net loss to net cash used by operating activities:
Amortization of Lease Liability	5,239	0
Stock and warrants issued for services rendered - related party	0	297,247	2,302,044	759,378
Stock and warrants issued for services rendered	975,024	898,975	297,248	2,653,243
Warrants issued for Directors' Fees			1,248,615	192,614
Stocks and warrants issued for financing costs			0	165,432
Amortization of debt issuance costs			0	1,187,817
Amortization of bond discount			0	374,608
Amortization of lease liability			620	0
Changes in assets and liabilities:
(Increase) in accounts receivable	0	(20,000)
(Increase) in prepaid expenses	(196,493)	(125,592)	(6,672)	(666)
Increase in accounts payable	175,533	451,229	187,199	950,002
(Decrease) in Lease Liability	(2,060)	0
Increase in deferred revenue - participation agreements	55,201	0
Increase in accrued liabilities and interest	154,537	258,051	654,460	1,520,441
(Increase) in security deposits			(3,000)	0
Increase in deferred revenue - participation agreements			1,836,800	0
Net Cash Provided by (Used in) Operating Activities	(1,051,998)	(783,068)	(2,588,415)	(3,707,297)
Cash Flows from Investing Activities:
Net Cash From by Investing Activities	0	0	0	0
Net Cash Provided by (Used in) Financing Activities
Proceeds from Loan Payable, related party - net of repayments	0	46,000
Proceeds of Note Payable, other	190,500	0	20,000
Payments of Note Payable, other	(31,850)	0
Deferred offering expenses	(143,377)	0
Proceeds from sale of common stock warrants - participation agreements	40,799	0
Proceeds from exercise of common stock warrants	0	376,000
Proceeds from sale of common stock - related party	50,000	0
Proceeds from sales of common stock	1,040,000	25,000	400,866	2,650,000
Net Cash Provided by (Used in) Financing Activities	1,146,072	447,000	2,380,166	3,664,517
Proceeds from (payments of) loans payable, related parties			129,000	32,500
Proceeds of Loan Payable, other			121,700	0
Proceeds from sale of common stock warrants - participation agreements			898,200	0
Proceeds from exercise of common stock warrants			830,400	982,017
Increase (Decrease) in Cash	94,074	(336,068)	(208,249)	(42,780)
Cash and Cash Equivalents, at Carrying Value, Beginning Balance	137,862	346,111	346,111	388,891
Cash and Cash Equivalents, at Carrying Value, Ending Balance	231,935	10,043	137,862	346,111
Supplemental Cash Flow Information
Interest Paid, Including Capitalized Interest, Operating and Investing Activities	514	0	0	0
Income Taxes Paid	$ 0	$ 0	$ 0	$ 0